Consolidated Statements of Changes in Equity (Capital Deficiency) - USD ($) $ in Thousands	Ordinary shares	Share premium	Other equity reserves	Accumulated deficit	Total
BALANCE at Dec. 31, 2016		$ 22,220	$ 11,624	$ (32,623)	$ 1,221
CHANGES IN THE YEAR
Exercise of options		543	(463)		80
Expiry of options		29	(29)
Share-based payments			1,318		1,318
Exercise of warrants		2,286			2,286
Placement of shares, net of issuance costs		3,416	133		3,549
Net loss for the year				(5,313)	(5,313)
BALANCE at Dec. 31, 2017		28,494	12,583	(37,936)	3,141
CHANGES IN THE YEAR
Exercise of options		791	(689)		102
Expiry of options		493	(493)
Share-based payments			381		381
Classification to equity of series B warrants see Note 14(e)		3,479			3,479
Placement of shares, net of issuance costs		2,200	23		2,223
Exercise of anti-dilution feature		2,302			2,302
Public offerings, net of issuance costs		3,835			3,835
Net loss for the year				(11,753)	(11,753)
BALANCE at Dec. 31, 2018		41,594	11,805	(49,689)	3,710
CHANGES IN THE YEAR
Exercise of options		30	(30)
Exercise of warrants and pre-funded warrants		1,517	(1,192)		325
Expiry of options		770	(770)
Share-based payments		129	483		612
Classification to equity of series B warrants see Note 14(e)		902			902
Conversion of convertible debentures		3,263			3,263
Issuance of shares in a business combination		3,568			3,568
Public offerings, net of issuance costs		621	2,774		3,395
Net loss for the year				(12,998)	(12,998)
BALANCE at Dec. 31, 2019		$ 52,394	$ 13,070	$ (62,687)	$ 2,777